Short Term Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 23, 2014	Jun. 25, 2012	Sep. 05, 2012
Short-term Debt [Line Items]
Proceeds from short-term borrowing	$ 14,734	$ 15,350		$ 487	$ 5,350
Annual interest rate		2.00%
Repayment to short-term loans	1,100
Annual interest rate				8.40%
Interest Expenses	293	115
Minimum
Short-term Debt [Line Items]
Maturity period of loans	1 year
Loan A
Short-term Debt [Line Items]
Proceeds from short-term borrowing						5,000
Loan B
Short-term Debt [Line Items]
Proceeds from short-term borrowing						$ 5,000